Consolidated Balance Sheets (Parentheticals) (FY) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Redeemable Series E preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Redeemable Series E preferred stock, authorized (in shares)	2,900,000	2,900,000
Redeemable Series E preferred stock, issued (in shares)	0	1,387,378
Redeemable Series E preferred stock, outstanding (in shares)	0	1,387,378
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	200,000,000	88,000,000
Common stock, issued (in shares)	51,908,398	47,977,390
Common stock, outstanding (in shares)	51,908,398	47,977,390
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, authorized (in shares)	30,000	0
Preferred stock, issued (in shares)	21,754	0
Preferred stock, outstanding (in shares)	21,754	0